Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA VARIABLE PORTFOLIOS, INC.
Voya U.S. Bond Index Portfolio
(the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Class I, Class S, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2025
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in	any borrowings for investment purposes) in
investment-grade debt instruments rated at least A	investments tied to the Index.
by Moody's Investors Service, Inc., at least A by
S&P Global Ratings, or are of comparable quality
if unrated, which are at the time of purchase,
included in the Index; derivatives whose
economic returns are, by design, closely
equivalent to the returns of the Index or its
components; and exchange-traded funds that track
the Index.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in	any borrowings for investment purposes) in
investment-grade debt instruments rated at least A	investments tied to the Index. For purposes of this
by Moody's Investors Service, Inc., at least A by	80% policy, investments tied to the Index include,
S&P Global Ratings, or are of comparable quality	without limitation, investment-grade debt
if unrated, which are at the time of purchase,	instruments included in the Index; derivatives
included in the Index; derivatives whose economic	whose economic returns are, by design, closely
returns are, by design, closely equivalent to the	equivalent to the returns of the Index or its
returns of the Index or its components; and	components; and exchange-traded funds (“ETFs”)
exchange-traded funds that track the Index. The	that track the Index. Investment grade refers to a
Portfolio will provide shareholders with at least 60
days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all, or substantially all, of its assets in these securities.
rating given by one or more nationally recognized
statistical rating organizations (e.g., rated Baa3 or above by Moody’s Ratings, or BBB- or above by S&P Global Ratings or Fitch Ratings, Inc.) or, if unrated, determined by the Portfolio to be of comparable quality. Under normal circumstances, the Portfolio invests all, or substantially all, of its assets in these securities.

Voya U.S. Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA VARIABLE PORTFOLIOS, INC.
Voya U.S. Bond Index Portfolio
(the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Class I, Class S, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2025
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in	any borrowings for investment purposes) in
investment-grade debt instruments rated at least A	investments tied to the Index.
by Moody's Investors Service, Inc., at least A by
S&P Global Ratings, or are of comparable quality
if unrated, which are at the time of purchase,
included in the Index; derivatives whose
economic returns are, by design, closely
equivalent to the returns of the Index or its
components; and exchange-traded funds that track
the Index.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in	any borrowings for investment purposes) in
investment-grade debt instruments rated at least A	investments tied to the Index. For purposes of this
by Moody's Investors Service, Inc., at least A by	80% policy, investments tied to the Index include,
S&P Global Ratings, or are of comparable quality	without limitation, investment-grade debt
if unrated, which are at the time of purchase,	instruments included in the Index; derivatives
included in the Index; derivatives whose economic	whose economic returns are, by design, closely
returns are, by design, closely equivalent to the	equivalent to the returns of the Index or its
returns of the Index or its components; and	components; and exchange-traded funds (“ETFs”)
exchange-traded funds that track the Index. The	that track the Index. Investment grade refers to a
Portfolio will provide shareholders with at least 60
days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all, or substantially all, of its assets in these securities.
rating given by one or more nationally recognized
statistical rating organizations (e.g., rated Baa3 or above by Moody’s Ratings, or BBB- or above by S&P Global Ratings or Fitch Ratings, Inc.) or, if unrated, determined by the Portfolio to be of comparable quality. Under normal circumstances, the Portfolio invests all, or substantially all, of its assets in these securities.